Related Party Balance And Transactions - Schedule of Balance of Amounts Due from Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	$ 2,215,672	$ 1,671,220
Beijing Puyan
Related Party Transaction [Line Items]
Total	298,254	354,777
Ding Rui
Related Party Transaction [Line Items]
Total		271,487
Shenzhen Zhichong
Related Party Transaction [Line Items]
Total		85,497
Zhichong New Energy
Related Party Transaction [Line Items]
Total	$ 1,917,418	551,286
Hou Yifei
Related Party Transaction [Line Items]
Total		$ 408,173